Concentrations - Schedule of Concentration of Risk (Details) - Sales Revenue [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration risk, percentage	91.00%	91.00%
Customer A [Member]
Concentration risk, percentage	34.00%	29.00%
Customer B [Member]
Concentration risk, percentage	24.00%	25.00%
Customer C [Member]
Concentration risk, percentage	22.00%	20.00%
Customer D [Member]
Concentration risk, percentage	11.00%	17.00%